Share-Based Compensation - Schedule of Key Assumptions Used to Determine Fair Value of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value per option granted	$ 7.3798	$ 1.0360	$ 0.0854
Weighted average exercise price	$ 2.0418	$ 0.0554	$ 0.0434
Risk-free interest rate, Minimum	0.48%	1.90%	2.90%
Risk-free interest rate, Maximum	1.01%	2.80%	3.10%
Expected volatility, Minimum	50.90%	45.00%	42.50%
Expected volatility, Maximum	55.90%	48.00%	45.80%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term, Minimum	10 years	4 years	5 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term, Minimum	16 years	7 years	7 years